Employee Retirement Plans (Weighted Average Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Assumed Health Care Cost Trend Rates
Health care cost trend rate assumed for next fiscal year	7.50%
Ultimate health care cost trend rate	5.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Total postretirement expense, 1% Increase	0
Total postretirement expense, 1% Decrease	0
Postretirement benefit obligation, 1% Increase	0.1
Postretirement benefit obligation, 1% Decrease	(0.1)
Pension Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate (beginning of year rate)	3.90%	4.70%	5.20%
Expected long-term return on plan assets	6.50%	6.50%	6.50%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (end of year rate)	4.80%	3.90%
Rate of compensation increase			3.50%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate (beginning of year rate)	2.80%	3.70%	4.20%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (end of year rate)	3.60%	2.80%
Rate of compensation increase			3.50%